Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 20	$ 38
Charges	34	19
Write-offs	(35)	(36)
Disposals of businesses	(1)	0
Translation and other, net	3	(1)
Balance at end of year	$ 21	$ 20